SHARE BASED COMPENSATION EXPENSES (Details 2) (Performance Shares [Member])	12 Months Ended
Jun. 30, 2012
Performance Shares [Member]
Risk-free rate of return	0.71%
Expected life (in years)	4 years 2 months 12 days
Weighted average expected volatility	62.64%
Expected dividends	0.00%